NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
NET REVENUES
Schedule of net revenues

	Year Ended December 31,
	2020	2019	2018
	U.S dollars in thousands
Movantik® revenues	59,356	—	—
Other revenues (1)	5,003	6,291	8,360
	64,359	6,291	8,360